Condensed Financial Information of the Parent Company (Unaudited) (Details) - Schedule of parent company statement of (loss) income and comprehensive (loss) income - Parent Company [Member] - USD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Condensed Statement of Income Captions [Line Items]
(LOSS) INCOME OF SUBSIDIARIES	$ (490,484)	$ 950,045	$ 2,020,552
COSTS AND EXPENSES
General and Administrative expenses	447,929	167,749	377,758
Total costs and expenses	447,929	167,749	377,758
(LOSS) INCOME FROM OPERATION	(938,413)	782,296	1,642,794
(LOSS) INCOME BEFORE INCOME TAXES	(938,413)	782,296	1,642,794
PROVISION FOR INCOME TAXES
NET (LOSS) INCOME	(938,413)	782,296	1,642,794
OTHER COMPREHENSIVE (LOSS) INCOME
Foreign currency translation adjustment	(640,974)	752,828	(121,195)
COMPREHENSIVE (LOSS) INCOME	$ (1,579,387)	$ 1,535,124	$ 1,521,599